Organization And Basis Of Presentation	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Organization And Basis Of Presentation

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

ORGANIZATION

Left Behind Games, Inc., a Nevada corporation, conducts all of its operations through its wholly owned subsidiary, Left Behind Games, Inc. d/b/a Inspired Media Entertainment (herein referred to as the “Company,” “LFBG,” “we,” “us,” “our” or similar terms). LFBG was founded on December 31, 2001 and incorporated in the state of Delaware on August 22, 2002 for the purpose of engaging in the business of producing, distributing and selling video games and associated products. We completed the development of our first video game, which was based upon the popular LEFT BEHIND series of novels published by Tyndale House Publishers (“Tyndale”), and as of November 2006, we began commercially selling the video game to retail outlets nationwide.

We hold an exclusive worldwide license (the “License”) from Tyndale to develop, manufacture and distribute video games and related products based on the LEFT BEHIND series of novels published by Tyndale.  Additionally, we have acquired ownership of the Charlie Church Mouse brand from Lifeline Studios and all assets of Cloud9Games, creators of our PRAISE CHAMPION and KING SOLOMON branded games.

BASIS OF PRESENTATION

We have prepared the accompanying unaudited condensed consolidated financial statements in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) including the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Such rules and regulations allow us to condense and omit certain information and footnote disclosures normally included in audited financial statements prepared in accordance with accounting principles generally accepted in the United States of America. We believe these unaudited condensed consolidated financial statements reflect all adjustments (consisting of normal, recurring adjustments) that are necessary for a fair presentation of our consolidated financial position and consolidated results of operations for the periods presented. The information included in this Form 10-Q should be read in conjunction with the condensed consolidated financial statements and notes thereto included in our Form 10-K for the year ended March 31, 2011. The interim unaudited consolidated financial information contained in this filing is not necessarily indicative of the results to be expected for any other interim period or for the full year ending March 31, 2012.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the current period presentation.

RESTRICTED CASH

Restricted cash at March 31, 2011 was comprised of $30,000 that we had deposited into an escrow account with a law firm.  We agreed to hold these funds in escrow as support for future compensation as a condition to hiring a key game developer. We used those funds to pay that key game developer in the three months ended June 30, 2011 and the restricted cash balance at June 30, 2011 was $100.

NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

ORGANIZATION

We were incorporated on August 27, 2002 under the laws of the State of Delaware for the purpose of engaging in the business of producing, distributing and selling video games and associated products. We completed the development of a video game based upon the popular LEFT BEHIND series of novels published by Tyndale House Publishers (“Tyndale”) and as of November 2006 began commercially selling the video game to retail outlets nationwide.

We hold an exclusive worldwide license (the “License”) from Tyndale to develop, manufacture and distribute video games and related products based on the LEFT BEHIND series of novels published by Tyndale.

BASIS OF PRESENTATION

The accompanying consolidated financial statements include the accounts of Left Behind Games Inc. and its wholly owned subsidiary, Left Behind Games, Inc. d/b/a Inspired Media Entertainment.

Risks and Uncertainties

We maintain our cash accounts with various financial institutions. Accounts at this financial institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At March 31, 2011 and 2010, we did not have balances in excess of the FDIC insurance limit.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Our significant estimates include recoverability of prepaid royalties and long-lived assets, the realizability of accounts receivable, inventories and deferred tax assets.

Software Development Costs

Research and development costs, which consist of software development costs, are expensed as incurred. Software development costs primarily include payments made to independent software developers under development agreements. Statement of Financial Accounting Standards ("SFAS") No. 86, Accounting for the Cost of Computer Software to be Sold, Leased, or Otherwise Marketed, provides for the capitalization of certain software development costs incurred after technological feasibility of the software is established or for the development costs that have alternative future uses. We believe that the technological feasibility of the underlying software is not established until substantially all product development is complete, which generally includes the development of a working model. No software development costs have been capitalized to date. No software development costs were expensed in the fiscal years ended March 31, 2011 and 2010.

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments with an original maturity of three months or less when purchased, to be cash equivalents.

Cost of Sales

Cost of sales consists of product costs, royalty expenses, license costs and inventory-related operational expenses.

Inventories

Raw materials, work in process and finished goods are stated at the lower of average cost or market. Inventory is composed of finished computer games and parts for computer games, which are located in the warehouse located in our Temecula, California headquarters and also at our primary distributor, Synnex.

Property and Equipment

Property and equipment is stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which generally range from 3 to 5 years. Repairs and maintenance are charged to expense as incurred while improvements are capitalized. Upon the sale or retirement of property and equipment, the accounts are relieved of the cost and the related accumulated depreciation, with any resulting gain or loss included in the consolidated statement of operations.

Royalties

Royalty-based obligations with content licensors are either paid in advance and capitalized as prepaid royalties or are accrued as incurred and subsequently paid. These royalty-based obligations are generally expensed to cost of goods sold at the greater of the contractual rate or an effective royalty rate based on expected net product sales.

Our license agreements require payments of royalties to the licensors. The license agreements provide for royalties to be calculated as a specified percentage of sales. Royalties payable calculated using the agreement percentage rates are being recognized as cost of sales as the related sales are recognized. Guarantees advanced under the license agreement are recorded as a component of cost of sales during the period in which the Company is contractually obligated to make minimum guaranteed royalty payments.

During the years ended March 31, 2011 and 2010, we recorded our royalty expense in our cost of sales – intellectual property as follows:

	Fiscal Year Ended March 31,
	2011	2010
Left Behind License	$59,783	$3,196
Charlie Church Mouse License	600	10,155
Keys of the Kingdom License	13,155	5,706
Total Cost of Sales - intellectual Property Costs	$73,538	$19,057

Long-Lived Assets

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future net cash flows expected to be generated by the assets. If the assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount exceeds the present value of estimated future cash flows. As of March 31, 2011, we believe there is no impairment of our long-lived assets. There can be no assurance, however, that market conditions will not change or that there will be demand for our products, which could result in impairment of long-lived assets in the future.

Income Taxes

We account for income taxes under the provisions of ASC 740, Accounting for Income Taxes. Under ASC 740, deferred tax assets and liabilities are recognized for future tax benefits or consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided for significant deferred tax assets when it is more likely than not that such assets will not be realized through future operations.

Stock-Based Compensation

The Company follows ASC 718, “Accounting for Stock-Based Compensation" to account for stock-based compensation to employees. It defines a fair value based method of accounting for an employee stock option or similar equity instrument.

The Company accounts for share based payments to non-employees in accordance with ASC 505-50 “Accounting for Equity Instruments Issued to Non-Employees for Acquiring, or in Conjunction with Selling, Goods or Services.”

Restricted Cash

Restricted cash is comprised of $30,000 that we have deposited into an escrow account with a law firm. We agreed to hold these funds in escrow as support for future compensation as a condition to hiring a key game developer.

Basic and Diluted Loss per share

Basic loss per common share is computed by dividing net loss by the weighted average number of shares outstanding for the period. Diluted loss per share is computed by dividing net loss by the weighted average shares outstanding assuming all potential dilutive common shares were issued. Basic and diluted loss per share are the same for the periods presented as the effect of warrants and convertible deferred salaries on loss per share are anti-dilutive and thus not included in the diluted loss per share calculation. If such amounts were included in diluted loss per share, they would have resulted in weighted average common shares of 582,151,442 and 688,596,363 for the years ended March 31, 2011 and 2010, respectively.

Fair Value of Financial Instruments

Our financial instruments consist of cash, accounts receivable, accounts payable, related party advances, notes payable and accrued expenses. The carrying amounts of these financial instruments approximate their fair value due to their short maturities or based on rates currently available to the Company for notes payable.

Revenue Recognition

We evaluate the recognition of revenue based on the criteria set forth in Statement of Position ("SOP") 97-2, Software Revenue Recognition, as amended by SOP 98-9, Modification of SOP 97-2, Software Revenue Recognition, With Respect to Certain Transactions and Staff Accounting Bulletin (“SAB”) No. 101, Revenue Recognition in Financial Statements, as revised by SAB No. 104, Revenue Recognition. We evaluate revenue recognition using the following basic criteria and recognize revenue when all four of the following criteria are met:

• Persuasive evidence of an arrangement exists: Evidence of an agreement with the customer that reflects the terms and conditions to deliver products must be present in order to recognize revenue.

• Delivery has occurred: Delivery is considered to occur when the products are shipped and risk of loss and reward have been transferred to the customer.

• The seller’s price to the buyer is fixed and determinable: If an arrangement includes rights of return or rights to refunds without return, revenue is recognized at the time the amount of future returns or refunds can be reasonably estimated or at the time when the return privilege has substantially expired in accordance with SFAS No. 48, Revenue Recognition When Right of Return Exists. If an arrangement requires us to rebate or credit a portion of our sales price if the customer subsequently reduces its sales price for our product to its customers, revenue is recognized at the time the amount of future price concessions can be reasonably estimated, or at the time of customer sell-through.

• Collectibility is reasonably assured: At the time of the transaction, we conduct a credit review of each customer involved in a significant transaction to determine the creditworthiness of the customer. Collection is deemed probable if we expect the customer to be able to pay amounts under the arrangement as those amounts become due. If we determine that collection is not probable, we recognize revenue when collection becomes probable (generally upon cash collection).

After considering (i) the limited sales history of our product, (ii) the limited business history with our primary channel partner and largest retail customer, (iii) the limited number of sales transactions, and (iv) the competitive conditions in the software industry, we determined that return privileges and price protection rights granted to our customers impacted our ability to reasonably estimate sales returns and future price concessions, and therefore, we were unable to conclude that our sales arrangements had a fixed and determinable price at the time our inventory was shipped to customers.

For sales to our primary channel partner and largest retail customer, we defer revenue recognition until the resale of the products to the end customers, or the “sell-through method.” Under sell-through revenue accounting, accounts receivable are recognized and inventory is relieved upon shipment to the channel partner or retail customer as title to the inventory is transferred upon shipment, at which point we have a legally enforceable right to collection under normal terms. The associated sales and cost of sales are deferred by recording “deferred income – product sales” (gross profit margin on these sales) as shown on the face of the consolidated balance sheet. When the related product is sold by our primary channel partner or our largest retail customer to their end customers, we recognize previously deferred income as sales and cost of sales. As our primary channel partner and largest retail customer provided us with sporadic sell-through information during the fiscal year ended March 31, 2011, we only recognized as sales the cash received from those entities. Our primary channel partner confirmed our accounts receivable balance of $6,915 as of March 31, 2010 and also paid us that amount subsequent to March 31, 2010. There was no accounts receivable balance as of March 31, 2011.

For sales to our on-line store customers, revenues are deferred until such time as the right of return privilege granted to the customers lapses, which is 30 days from the date of sale for unopened games.

For sales to our Christian bookstore customers and all other customers that cannot provide us with sell-through information and for which we may accept product returns from time to time, revenues are recognized only upon collection of funds from the customers.

In the future, we intend to continue using the sell-through methodology with our primary channel partner and largest retail customer. We also plan to continue recognizing sales on our on-line store after a one month lag to allow for the right that we have given our on-line customers to return unopened games for 30 days.

We continue to accumulate historical product return and price concession information related to our Christian bookstore customers and all other customers. In future periods, we may elect to return to the accrual methodology of recording revenue for those customers upon shipment with estimated reserves at which time we believe we can reasonably estimate returns and price concessions to these customers based upon our historical results.

See Note 13 for additional information regarding our revenues.

Revenue from Sales of Consignment Inventory. We have placed consignment inventory with certain customers. We receive payment from those customers only when they sell our product to the end consumers. We recognize revenue from the sale of consignment inventory only when we receive payment from those customers.

Shipping and Handling. In accordance with ASC 605-45-50-2, Accounting for Shipping and Handling Fees and Costs, we recognize amounts billed to customers for shipping and handling as revenue. Additionally, shipping and handling costs incurred by us are included in cost of goods sold.

We promote our products with advertising, consumer incentive and trade promotions. Such programs include, but are not limited to, cooperative advertising, promotional discounts, coupons, rebates, in-store display incentives, volume based incentives and product introductory payments (i.e. slotting fees). In accordance with ASC 605-50-45, Accounting for Consideration Given by a Vendor to a Customer or Reseller of the Vendors Products, certain payments made to customers by the Company, including promotional sales allowances, cooperative advertising and product introductory expenditures have been deducted from revenue.

During the fiscal year ended March 31, 2011, we had the following amounts deducted from revenue:

Samples	$2,499
Cost of presenting at vendor show	1,308
Retail program deductions	581
Defective allowance	97,201
Cost of games returned to distributor	130,478
Total Deductions	$232,067

During the fiscal year ended March 31, 2010, we had the following amounts deducted from revenue:

Manufacturing costs paid by our distributor	$32,332
Cost of presenting at vendor show	1,500
Retail program deductions	11,684
Cost of games returned to distributor	2,076
Total Deductions	$47,592

Customer Concentrations

During the year ended March 31, 2011, one customer accounted for 88% of net sales. In the year ended March 31, 2010, a different customer represented 15% of net sales.

Advertising Costs

The Company expenses the production costs of advertising the first time the advertising takes place. During the year ended March 31, 2011 and 2010, the Company expensed $132,856 and $0 of advertising costs.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation.

Recent Accounting Pronouncements

There are no recent accounting pronouncements that are expected to have a material impact on the Company's present or future consolidated financial statements.